UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [X] Amendment Number: 1

This Amendment (Check only one.): [X] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WORLD CAPITAL PARTNERS L.L.C.
Address:  39400 WOODWARD AVENUE, SUITE 100
          BLOOMFIELD HILLS, MI  48304

Form 13F File Number: 028-13343

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     SAMUEL VALENTI III
Title:    MANAGING MEMBER
Phone:    248-593-8800

Signature,             Place,                 and Date of Signing:
SAMUEL VALENTI III     BLOOMFIELD HILLS, MI   August 12, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: NONE


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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: $97,366
List of Other Included Managers: NONE

                                                              FORM 13F INFORMATION TABLE
                                                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
---------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd                        COM      000375204    337       13000 SH       Sole                   13000
Aixtron SE                     COM      009606104    341       10000 SH       Sole                   10000
American Express               COM      025816109    465        9000 SH       Sole                    9000
Anheuser Busch Inbev SA        COM      03524A108    342        5900 SH       Sole                    5900
ArcelorMittal                  COM      03938L104    452       13000 SH       Sole                   13000
Baker Hughes Inc.              COM      057224107    508        7000 SH       Sole                    7000
Canadian National Railway      COM      136375102    344        4300 SH       Sole                    4300
Check Point Software           COM      M22465104    256        4500 SH       Sole                    4500
Chesapeake Energy              COM      165167107    692       23300 SH       Sole                   23300
Cisco Systems Inc.             COM      17275R102    244       15600 SH       Sole                   15600
Companhia Energetica de Minas  COM      204409601    336       16300 SH       Sole                   16300
Diageo PLC                     COM      25243Q205    327        4000 SH       Sole                    4000
Dow Chemical                   COM      260543103    603       16753 SH       Sole                   16753
EMC Corp                       COM      268648102    895       32500 SH       Sole                   32500
Encana Corp                    COM      292505104    354       11500 SH       Sole                   11500
Energy Select Sector SPDR Fund COM      81369Y506   1047       13900 SH       Sole                   13900
Ensco PLC                      COM      29358Q109    549       10300 SH       Sole                   10300
GlaxoSmithKline PLC            COM      37733W105    202        4700 SH       Sole                    4700
Goldman Sachs Group            COM      38141G104    386        2900 SH       Sole                    2900
Honeywell Int.                 COM      438516106    614       10300 SH       Sole                   10300
IShares Biotech                COM      464287556    640        6000 SH       Sole                    6000
IShares FTSE China 25 Index    COM      464287184    219        5100 SH       Sole                    5100
IShares MSCI Brazil Index      COM      464286400   4144       56500 SH       Sole                   56500
IShares MSCI Canada Index      COM      464286509   1717       54200 SH       Sole                   54200
IShares MSCI EAFE              COM      464287465  14849      246900 SH       Sole                  246900
IShares MSCI Emerging Markets  COM      464287234   7830      164500 SH       Sole                  164500
IShares MSCI Germany Index     COM      464286806   3410      126800 SH       Sole                  126800
IShares MSCI Hong Kong Index   COM      464286871    444       24000 SH       Sole                   24000
IShares MSCI Japan Index       COM      464286848    167       16000 SH       Sole                   16000
IShares MSCI Pacific ex-Japan  COM      464286665    452        9500 SH       Sole                    9500
IShares MSCI Switzerland Index COM      464286749    439       16500 SH       Sole                   16500
IShares Russell 2000 Index     COM      464287655  17007      205400 SH       Sole                  205400
IShares S&P Latin America 40   COM      464287390    903       17500 SH       Sole                   17500
IShares Telecom Sector         COM      464287713    515       20700 SH       Sole                   20700
IShares iBoxx Investment Grade COM      464287242   2258       20500 SH       Sole                   20500
International Paper            COM      460146103   1094       36700 SH       Sole                   36700
Johnson & Johnson              COM      478160104    722       10858 SH       Sole                   10858
Masco Corp.                    COM      574599106   3188      265000 SH       Sole                  265000
National Grid PLC              COM      636274300    321        6500 SH       Sole                    6500
Nippon Telegraph & Telephone C COM      654624105    343       14200 SH       Sole                   14200
Novo Nordisk A/S               COM      670100205    351        2800 SH       Sole                    2800
Oil Service HOLDRS             COM      678002106   2782       18300 SH       Sole                   18300
OpenTable Inc.                 COM      68372A104    416        5000 SH       Sole                    5000
PowerShares QQQ Trust          COM      73935A104   6972      122200 SH       Sole                  122200
Proshares Ultrashort Euro      COM      74347W882    427       25500 SH       Sole                   25500
SPDR Barclays Capital High Yie COM      78464A417   2047       50900 SH       Sole                   50900
SPDR S&P 500 ETF               COM      78462F103   5939       45000 SH       Sole                   45000
Semiconductor HOLDRS           COM      816636203   1397       41000 SH       Sole                   41000
Shire PLC                      COM      82481R106    330        3500 SH       Sole                    3500
Taiwan Semiconductor           COM      874039100    315       25000 SH       Sole                   25000
Tenaris SA                     COM      88031M109    343        7500 SH       Sole                    7500
Teva Pharmaceutical Ind.       COM      881624209    323        6700 SH       Sole                    6700
TriMas Corp                    COM      896215209   1344       54300 SH       Sole                   54300
Tyco International Ltd.        COM      H89128104   1305       26400 SH       Sole                   26400
Unilever NV                    COM      904784709    328       10000 SH       Sole                   10000
Vanguard MSCI Europe           COM      922042874    375        7000 SH       Sole                    7000
Vanguard Total Bond Market     COM      921937835   2102       25900 SH       Sole                   25900
Vodafone Group PLC             COM      92857W209    313       11700 SH       Sole                   11700